Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Capital Lease Obligations
Capital Lease Obligations

	December 31, 2016 $	December 31, 2015 $
LNG Carriers	338,257	—
Suezmax Tankers	54,582	59,127
Less current portion	(40,353)	(4,546)
Long-term obligations under capital lease	352,486	54,581

Schedule of Repayments of Capital Leases Including Imputed Interest
As at December 31, 2016, the remaining commitments under the two capital leases for the Creole Spirit and the Oak Spirit, including the related purchase obligations, approximated $478.1 million, including imputed interest of $139.8 million, repayable from 2017 through 2026, as indicated below:

Year	Commitment
2017	$30,065
2018	$30,065
2019	$30,065
2020	$30,147
2021	$30,065
Thereafter	$327,686
As at December 31, 2016, the remaining commitments under the two capital leases for Suezmax Tankers, including the related purchase obligations, approximated $58.2 million, including imputed interest of $3.6 million, repayable from 2017 through 2018, as indicated below:

Year	Commitment
2017	$30,953
2018	$27,296